Prepayments and Other Assets	12 Months Ended
Dec. 31, 2025
Prepayments and Other Assets [Abstract]
Prepayments and other assets

4. Prepayments and other assets

Prepayments and other current assets consist of the following:

	December 31, 2025	December 31, 2024
	US$	US$
Long term receivable on land use right (1)	11,990,941	11,088,736
Receivable for property (2)	10,009,867	9,589,961
Prepayment for digital assets investments (3)	16,520,000	-
Prepayment tax	649,524	-
Others receivable	190,397	150,463
Total	39,360,729	20,829,160
Less: non-current portion	(22,000,808)	(11,088,736)
Prepayments and other current assets	17,359,921	9,740,424

(1)	On October 22, 2018, the Company signed a land use right agreement with the government of Touqiao Town, Yangzhou City and paid RMB 50 million ($7.27 million) and RMB 60 million ($8.62 million), respectively, in 2018 and 2019 according to the agreement. As a result of COVID-19, the land use right had not been transferred to the Company as scheduled. Both parties agreed to cancel the transaction and the funds that were prepaid for land use right will be returned to the Company before December 31, 2027. As of December 31, 2025, the Company collected RMB 20 million ($2.74 million). The Company expects to recover the payment in instalments over the next two years.

(2)	On April 20, 2020, the Company signed a factory building purchase agreement with Jiangsu Qionghua Group Co., Ltd. and paid deposit of RMB 85 million ($13.03 million). As a result of COVID-19, the factory building had not been completed as scheduled. Both parties agreed to cancel the transaction and that the deposit for the building would be returned to the Company on or before December 31, 2025, with such deposit accumulating interest at an annual interest rate of 3.5%. For the year ended December 31, 2023, the Company collected principal of RMB5 million ($706,125) and interest of RMB2.5 million ($0.35 million). For the year ended December 31, 2024, the Company collected principle of RMB 10 million ($1.37 million) and interest of RMB 2.98 million ($0.41 million). For the year ended December 31, 2025, the Company collected interests of RMB 2.5 million ($0.34 million). Both parties agreed to extend the loan to December 31, 2027 at an annual interest rate of 3.5%.

(3)	On October 10, 2025 and December 25, the Group entered into arrangements with Newglory Asset Management (“NAM”) and Jerris Fund Management LLC (“JFM”) to invest in digital assets (“ICO token”) for an aggregate consideration of $16.52 million. NAM and JFM were engaged to conduct the investment on the Group’s behalf and shall make investment decisions independently based reasonable market condition and shall provide the relevant digital assets acquired to the Company’s account no later than June 25, 2026. As of December 31, 2025, the balance represents the investment fund of $16.52 million made to NAM and JFM as prepayment and the Company expects to receive the related digital assets by June 25, 2026.